CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)		Total	XL Hybrids Inc [Member]	Common Stock [Member] XL Hybrids Inc [Member]	Additional Paid in Capital [Member]	Additional Paid in Capital [Member] XL Hybrids Inc [Member]	Retained Earnings [Member]	Retained Earnings [Member] XL Hybrids Inc [Member]	Common Class A [Member]	Common Class A [Member] Common Stock [Member]	Common Class B [Member] Common Stock [Member]	Series C Redeemable Convertible Preferred Stock [Member] XL Hybrids Inc [Member]	Series B Redeemable Convertible Preferred Stock [Member] XL Hybrids Inc [Member]	Series A Redeemable Convertible Preferred Stock [Member] XL Hybrids Inc [Member]	Series D-1 Redeemable Convertible Preferred Stock [Member] XL Hybrids Inc [Member]	Series D-2 Redeemable Convertible Preferred Stock [Member] XL Hybrids Inc [Member]	Series D-3 Redeemable Convertible Preferred Stock [Member] XL Hybrids Inc [Member]	Series D-4 Redeemable Convertible Preferred Stock [Member] XL Hybrids Inc [Member]	Series B-1 Redeemable Convertible Preferred Stock [Member] XL Hybrids Inc [Member]	Redeemable Convertible Preferred Stock [Member] XL Hybrids Inc [Member]	Redeemable Convertible Preferred Stock [Member] XL Hybrids Inc [Member] Series C Preferred Warrants [Member]	Redeemable Convertible Preferred Stock [Member] XL Hybrids Inc [Member] Series B-1 Preferred Warrants [Member]
Beginning Balance at Dec. 31, 2017			$ (37,594,000)	$ 1,000		$ 2,186,000		$ (39,781,000)												$ 45,405,000
Beginning Balance - Shares at Dec. 31, 2017				10,253,445
Redeemable Noncontrolling Interest, Equity, Preferred , Beginning Balance at Dec. 31, 2017												$ 13,054,000	$ 5,956,000	$ 4,531,000	$ 18,788,000	$ 740,000	$ 103,000	$ 2,233,000
Temporary Equity, Beginning Balance - Shares at Dec. 31, 2017												21,686,515	11,168,788	11,697,818	33,199,736	1,465,110	223,254	5,522,960
Issuance of common stock warrants			30,000			30,000
Issuance of Series D convertible preferred stock			0												$ 3,100,000					3,100,000
Issuance of Series D convertible preferred stock - Shares															5,368,506
Issuance of Series D convertible preferred stock upon conversion of notes			0												$ 2,500,000					2,500,000
Issuance of Series D convertible preferred stock upon conversion of notes - Shares															4,329,005
Exercise of common stock options			$ 2,000			2,000
Exercise of common stock options - Shares			12,500	12,500
Stock-based compensation expense			$ 306,000			306,000
Net (loss) income			(12,903,000)					(12,903,000)
Ending Balance at Dec. 31, 2018			(50,159,000)	$ 1,000		2,524,000		(52,684,000)												51,005,000
Ending Balance - Shares at Dec. 31, 2018				10,265,945
Redeemable Noncontrolling Interest, Equity, Preferred , Ending Balance at Dec. 31, 2018			51,005,000									$ 13,054,000	$ 5,956,000	$ 4,531,000	$ 24,388,000	$ 740,000	$ 103,000	$ 2,233,000	$ 0	51,005,000
Temporary Equity, Ending Balance - Shares at Dec. 31, 2018												21,686,515	11,168,788	11,697,818	42,897,247	1,465,110	223,254	5,522,960
Issuance of common stock warrants			15,000			15,000
Issuance of restricted common stock - Shares				589,460
Exercise of common stock options			2,000			2,000
Exercise of common stock options - Shares				10,000
Stock-based compensation expense			218,000			218,000
Net (loss) income			(11,186,000)					(11,186,000)
Ending Balance at Sep. 30, 2019		$ 5,000,008	(61,110,000)	$ 1,000	$ 4,334,486	2,759,000	$ 664,827	(63,870,000)		$ 120	$ 575
Ending Balance - Shares at Sep. 30, 2019				10,865,405						1,202,908	5,750,000
Redeemable Noncontrolling Interest, Equity, Preferred , Ending Balance at Sep. 30, 2019												$ 13,054,000	$ 5,956,000	$ 4,531,000	$ 24,388,000	$ 740,000	$ 103,000	$ 2,233,000	$ 0	51,005,000
Temporary Equity, Ending Balance - Shares at Sep. 30, 2019		21,797,092										21,686,515	11,168,788	11,697,818	42,897,247	1,465,110	223,254	5,522,960	0
Beginning Balance at Dec. 31, 2018			(50,159,000)	$ 1,000		2,524,000		(52,684,000)												51,005,000
Beginning Balance - Shares at Dec. 31, 2018				10,265,945
Redeemable Noncontrolling Interest, Equity, Preferred , Beginning Balance at Dec. 31, 2018			51,005,000									$ 13,054,000	$ 5,956,000	$ 4,531,000	$ 24,388,000	$ 740,000	$ 103,000	$ 2,233,000	$ 0	51,005,000
Temporary Equity, Beginning Balance - Shares at Dec. 31, 2018												21,686,515	11,168,788	11,697,818	42,897,247	1,465,110	223,254	5,522,960
Issuance of common stock warrants			38,000			38,000
Issuance of restricted common stock - Shares				589,460
Issuance of common stock in asset acquisition			109,000			109,000
Issuance of common stock in asset acquisition - Shares				606,060
Exercise of common stock options			$ 10,000			10,000
Exercise of common stock options - Shares			58,313	58,313
Stock-based compensation expense			$ 208,000			208,000
Stockholder distribution			(10,000)					(10,000)
Net (loss) income			(14,901,000)					(14,901,000)
Ending Balance at Dec. 31, 2019		$ 5,000,004	(64,705,000)	$ 1,000	3,793,288	2,889,000	1,206,018	(67,595,000)		$ 123	$ 575									51,005,000
Ending Balance - Shares at Dec. 31, 2019				11,519,778						1,231,440	5,750,000
Redeemable Noncontrolling Interest, Equity, Preferred , Ending Balance at Dec. 31, 2019			51,005,000									$ 13,054,000	$ 5,956,000	$ 4,531,000	$ 24,388,000	$ 740,000	$ 103,000	$ 2,233,000	$ 0	51,005,000
Temporary Equity, Ending Balance - Shares at Dec. 31, 2019		21,768,560							21,768,560			21,686,515	11,168,788	11,697,818	42,897,247	1,465,110	223,254	5,522,960	3,413,461
Beginning Balance at Mar. 19, 2019
Beginning Balance - Shares at Mar. 19, 2019
Issuance of Class B common stock to Sponsor	[1]	25,000			24,425						$ 575
Issuance of Class B common stock to Sponsor - Shares	[1]										5,750,000
Net (loss) income		(375)					(375)
Ending Balance at Mar. 31, 2019		24,625			24,425		(375)				$ 575
Ending Balance - Shares at Mar. 31, 2019											5,750,000
Beginning Balance at Mar. 19, 2019
Beginning Balance - Shares at Mar. 19, 2019
Net (loss) income		664,827
Ending Balance at Sep. 30, 2019		$ 5,000,008	(61,110,000)	$ 1,000	4,334,486	2,759,000	664,827	(63,870,000)		$ 120	$ 575
Ending Balance - Shares at Sep. 30, 2019				10,865,405						1,202,908	5,750,000
Redeemable Noncontrolling Interest, Equity, Preferred , Ending Balance at Sep. 30, 2019												$ 13,054,000	$ 5,956,000	$ 4,531,000	$ 24,388,000	$ 740,000	$ 103,000	$ 2,233,000	$ 0	51,005,000
Temporary Equity, Ending Balance - Shares at Sep. 30, 2019		21,797,092										21,686,515	11,168,788	11,697,818	42,897,247	1,465,110	223,254	5,522,960	0
Beginning Balance at Mar. 19, 2019
Beginning Balance - Shares at Mar. 19, 2019
Issuance of Class B common stock to Sponsor		25,000			24,425						$ 575
Issuance of Class B common stock to Sponsor - Shares											5,750,000
Sale of 23,000,000 Units, net of underwriting discount and offering expenses		216,814,296			216,811,996					$ 2,300
Sale of 23,000,000 Units, net of underwriting discount and offering expenses - Shares										23,000,000
Issuance of common stock warrants		6,350,000			6,350,000
Common stock subject to possible redemption		(219,395,310)			(219,393,133)					$ (2,177)
Common stock subject to possible redemption - Shares										(21,768,560)
Net (loss) income		1,206,018					1,206,018
Ending Balance at Dec. 31, 2019		$ 5,000,004	(64,705,000)	$ 1,000	3,793,288	2,889,000	1,206,018	(67,595,000)		$ 123	$ 575									51,005,000
Ending Balance - Shares at Dec. 31, 2019				11,519,778						1,231,440	5,750,000
Redeemable Noncontrolling Interest, Equity, Preferred , Ending Balance at Dec. 31, 2019			51,005,000									$ 13,054,000	$ 5,956,000	$ 4,531,000	$ 24,388,000	$ 740,000	$ 103,000	$ 2,233,000	$ 0	51,005,000
Temporary Equity, Ending Balance - Shares at Dec. 31, 2019		21,768,560							21,768,560			21,686,515	11,168,788	11,697,818	42,897,247	1,465,110	223,254	5,522,960	3,413,461
Beginning Balance at Mar. 31, 2019		$ 24,625			24,425		(375)				$ 575
Beginning Balance - Shares at Mar. 31, 2019											5,750,000
Net (loss) income		(309)					(309)
Ending Balance at Jun. 30, 2019		24,316			24,425		(684)				$ 575
Ending Balance - Shares at Jun. 30, 2019											5,750,000
Sale of 23,000,000 Units, net of underwriting discount and offering expenses		216,814,296			216,811,996					$ 2,300
Sale of 23,000,000 Units, net of underwriting discount and offering expenses - Shares										23,000,000
Issuance of common stock warrants		6,350,000			6,350,000
Common stock subject to possible redemption		(218,854,115)			(218,851,935)					$ (2,180)
Common stock subject to possible redemption - Shares										(21,797,092)
Net (loss) income		665,511					665,511
Ending Balance at Sep. 30, 2019		$ 5,000,008	(61,110,000)	$ 1,000	4,334,486	2,759,000	664,827	(63,870,000)		$ 120	$ 575
Ending Balance - Shares at Sep. 30, 2019				10,865,405						1,202,908	5,750,000
Redeemable Noncontrolling Interest, Equity, Preferred , Ending Balance at Sep. 30, 2019												$ 13,054,000	$ 5,956,000	$ 4,531,000	$ 24,388,000	$ 740,000	$ 103,000	$ 2,233,000	$ 0	51,005,000
Temporary Equity, Ending Balance - Shares at Sep. 30, 2019		21,797,092										21,686,515	11,168,788	11,697,818	42,897,247	1,465,110	223,254	5,522,960	0
Beginning Balance at Dec. 31, 2019		$ 5,000,004	(64,705,000)	$ 1,000	3,793,288	2,889,000	1,206,018	(67,595,000)		$ 123	$ 575									51,005,000
Beginning Balance - Shares at Dec. 31, 2019				11,519,778						1,231,440	5,750,000
Redeemable Noncontrolling Interest, Equity, Preferred , Beginning Balance at Dec. 31, 2019			51,005,000									$ 13,054,000	$ 5,956,000	$ 4,531,000	$ 24,388,000	$ 740,000	$ 103,000	$ 2,233,000	$ 0	51,005,000
Temporary Equity, Beginning Balance - Shares at Dec. 31, 2019		21,768,560							21,768,560			21,686,515	11,168,788	11,697,818	42,897,247	1,465,110	223,254	5,522,960	3,413,461
Change in value of Class A common stock subject to possible redemption		$ (511,385)			(511,382)					$ (3)
Change in value of Class A common stock subject to possible redemption - Shares										(29,279)
Net (loss) income		511,389					511,389
Ending Balance at Mar. 31, 2020		5,000,008			3,281,906		1,717,407			$ 120	$ 575
Ending Balance - Shares at Mar. 31, 2020										1,202,161	5,750,000
Beginning Balance at Dec. 31, 2019		$ 5,000,004	(64,705,000)	$ 1,000	3,793,288	2,889,000	1,206,018	(67,595,000)		$ 123	$ 575									51,005,000
Beginning Balance - Shares at Dec. 31, 2019				11,519,778						1,231,440	5,750,000
Redeemable Noncontrolling Interest, Equity, Preferred , Beginning Balance at Dec. 31, 2019			51,005,000									$ 13,054,000	$ 5,956,000	$ 4,531,000	$ 24,388,000	$ 740,000	$ 103,000	$ 2,233,000	$ 0	51,005,000
Temporary Equity, Beginning Balance - Shares at Dec. 31, 2019		21,768,560							21,768,560			21,686,515	11,168,788	11,697,818	42,897,247	1,465,110	223,254	5,522,960	3,413,461
Exercise of common stock options			21,000			21,000
Exercise of common stock options - Shares				120,188
Exercise of preferred warrants												$ 850,000							$ 34,000		$ 850,000	$ 34,000
Exercise of preferred warrants - Shares												1,405,888							3,413,461
Stock-based compensation expense			663,000			663,000
Net (loss) income		$ (1,417,256)	(20,027,000)					(20,027,000)
Ending Balance at Sep. 30, 2020		$ 5,000,001	(84,048,000)	$ 1,000	5,210,522	3,573,000	(211,238)	(87,622,000)		$ 142	$ 575
Ending Balance - Shares at Sep. 30, 2020				11,639,966						1,417,943	5,750,000
Redeemable Noncontrolling Interest, Equity, Preferred , Ending Balance at Sep. 30, 2020			51,889,000									$ 13,904,000	$ 5,956,000	$ 4,531,000	$ 24,388,000	$ 740,000	$ 103,000	$ 2,233,000	$ 34,000	51,889,000
Temporary Equity, Ending Balance - Shares at Sep. 30, 2020		21,582,057							21,582,057			23,092,403	11,168,788	11,697,818	42,897,247	1,465,110	223,254	5,522,960	3,413,461
Beginning Balance at Mar. 31, 2020		$ 5,000,008			3,281,906		1,717,407			$ 120	$ 575
Beginning Balance - Shares at Mar. 31, 2020										1,202,161	5,750,000
Change in value of Class A common stock subject to possible redemption		102,122			102,120					$ 2
Change in value of Class A common stock subject to possible redemption - Shares										22,023
Net (loss) income		(102,121)					(102,121)
Ending Balance at Jun. 30, 2020		5,000,009			3,384,026		1,615,286			$ 122	$ 575
Ending Balance - Shares at Jun. 30, 2020										1,224,184	5,750,000
Change in value of Class A common stock subject to possible redemption		1,826,516			1,826,496					$ 20
Change in value of Class A common stock subject to possible redemption - Shares										193,759
Net (loss) income		(1,826,524)					(1,826,524)
Ending Balance at Sep. 30, 2020		$ 5,000,001	(84,048,000)	$ 1,000	$ 5,210,522	$ 3,573,000	$ (211,238)	$ (87,622,000)		$ 142	$ 575
Ending Balance - Shares at Sep. 30, 2020				11,639,966						1,417,943	5,750,000
Redeemable Noncontrolling Interest, Equity, Preferred , Ending Balance at Sep. 30, 2020			$ 51,889,000									$ 13,904,000	$ 5,956,000	$ 4,531,000	$ 24,388,000	$ 740,000	$ 103,000	$ 2,233,000	$ 34,000	$ 51,889,000
Temporary Equity, Ending Balance - Shares at Sep. 30, 2020		21,582,057							21,582,057			23,092,403	11,168,788	11,697,818	42,897,247	1,465,110	223,254	5,522,960	3,413,461

[1]	Included an aggregate of up to 750,000 shares subject to forfeiture if the underwriters’ option to purchase additional units was not exercised in full or in part (see Note 7).